Aetna Inc.
                                                       151 Farmington Avenue
                                                       Hartford, CT  06156-8975

[AETNA LETTERHEAD]
[AETNA LOGO]
                                                       Ann H. Bierut
                                                       Paralegal
                                                       AFS Law, TS31
May 2, 2000                                            (860) 273-0241
                                                       Fax:  (860) 273-9407

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Group Variable Annuity Contracts for Tax-Deferred Annuity Plans (Section 403(b) Qualified 401 Plans, and HR 10 Plans.
     File Nos.: 33-75974 and 811-02513
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 ("Amendment No. 11") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 11 which was declared effective on May 1, 2000. The text of Amendment No. 11 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-0241.

Sincerely,

/s/ Ann H. Bierut